Segment Information - Schedule of segments (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Cash equivalents		$ 229,394	$ 229,394	$ 6,081
Cash and investments held in Trust Account		174,896,125	174,896,125	0
Deferred offering costs				587,984
General and administrative expenses	$ 28,197	847,965	1,060,323	$ 110,502
Interest earned on marketable securities held in Trust Account	$ 0	$ 1,535,419	$ 2,396,125